Trade, Other Receivables and Other assets (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Trade, Other Receivables and Other assets

(€’000)	As at December 31,
	2020	2019
Trade receivables	165	156
Advance deposits	220	149
Net Investment in Lease	230	253
Other receivables	—	—

Total Trade and Other receivables	615	558

Current Grant receivables (RCAs)	145	693
Current Grant receivables (Others)	—	993

Total Current Grant receivables	145	1 686

Prepaid expenses	1 343	647
VAT receivable	342	356
Income and other tax receivables	25	251

Total Other current assets	1 711	1 253

Total Trade receivables, advances and other current assets	2 471	3 497